Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles	Goodwill and Other Intangibles
The table below sets forth the carrying amount of goodwill and other intangible assets, net of accumulated amortization, for the banking business as of the dates indicated below. The information presented within this Note excludes discontinued operations. Refer to Note 24, “Discontinued Operations” for further discussion regarding discontinued operations.

	As of December 31, 2022	As of December 31, 2021
	(In thousands)
Balances not subject to amortization
Goodwill	$557,635	$557,635
Balances subject to amortization
Core deposits	10,374	11,572
Total goodwill and other intangible assets	$568,009	$569,207
The changes in the carrying value of goodwill for the banking business for the periods indicated were as follows:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
	(In thousands)
Balance at beginning of year	$557,635	$298,611
Goodwill recorded during the year (1)	—	259,024
Goodwill disposed of during the year	—	—
Balance at end of year	$557,635	$557,635
(1)The goodwill recorded during the year ended December 31, 2021 relates to the acquisition of Century. For additional information refer to Note 3, Mergers and Acquisitions.
The following table sets forth the carrying amount of the Company’s core deposit intangible asset, net of accumulated amortization, for the banking business as of the dates indicated below:

	As of December 31,
	2022			2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)
Core deposit intangible	$15,969	$(5,595)	$10,374	$18,212	$(6,640)	$11,572
Total	$15,969	$(5,595)	$10,374	$18,212	$(6,640)	$11,572
The Company quantitatively assesses goodwill for impairment at the reporting unit level on an annual basis or sooner if an event occurs or circumstances change which might indicate that the fair value of a reporting unit is below its carrying amount. As of December 31, 2022, the Company identified and assigned goodwill to two reporting units - the banking business and insurance agency business. As a result of the decision to sell the insurance agency business, the assets and liabilities of the insurance agency segment were classified as held for sale and, accordingly, are presented as assets and liabilities of discontinued operations on the Consolidated Balance Sheets. As of December 31, 2022, the quantitative assessment for the banking business was most recently performed as of September 30, 2022. The assessment for the banking business included a market capitalization analysis, as well as a comparison of the banking business’s book value to the implied fair value using a pricing multiple of the Company’s tangible book value. The Company considered the economic conditions for the period including the potential impact of the COVID-19 pandemic as it pertains to the goodwill above and determined that there was no indication of impairment related to goodwill during the year ended December 31, 2022. Additionally, the Company did not record any impairment charges during the years ended December 31, 2021 and 2020.
The amortization expense of the Company’s core deposit intangible asset was $1.2 million, $0.2 million, and $0.6 million during the years ended December 31, 2022, 2021, and 2020, respectively.
The original amortization period and remaining useful life of the Company’s core deposit intangible asset is 10.0 years and 8.9 years, respectively.
The estimated amortization expense related to the Company’s core deposit intangible asset for each of the five succeeding years and thereafter is as follows:

Year	(In thousands)
2023	$1,163
2024	1,163
2025	1,163
2026	1,163
2027	1,163
Thereafter	4,559
Total amortization expense	$10,374
Other intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. The Company considered the economic conditions for the period, including the potential impact of the COVID-19 pandemic, as it pertains to these intangible assets and determined that there was no indication of impairment related to the core deposit intangible asset during the year ended December 31, 2022. Additionally, the Company did not record any impairment charges during the years ended December 31, 2021 and 2020.